Schedule of retention receivables, net (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Retention receivables		$ 4,149,411	$ 3,879,245
Less: allowance for credit loss		(420,000)	(510,000)
Retention receivables, net	$ 479,174	$ 3,729,411	$ 3,369,245